Fair Value of Financial Instruments	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Fair Value of Financial Instruments

Note 8: Fair Value of Financial Instruments

Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet

Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 to our annual consolidated financial statements for the year ended October 31, 2018 on pages 184 to 190 for further discussion on the determination of fair value.

(Canadian $ in millions)	July 31, 2019		October 31, 2018
	Carrying value	Fair value	Carrying value	Fair value
Securities
Amortized cost	15,024	15,102	6,485	6,288
Loans (1)
Residential mortgages	121,989	122,548	119,544	118,609
Consumer instalment and other personal	65,465	65,806	62,687	62,618
Credit cards	8,504	8,504	8,099	8,099
Business and government (2)	219,681	220,625	192,225	191,989
	415,639	417,483	382,555	381,315

Deposits (3)	537,378	538,311	506,742	506,581
Securitization and structured entities’ liabilities	25,544	25,753	25,051	24,838
Subordinated debt	6,876	7,174	6,782	6,834

  This table excludes financial instruments with a carrying value approximating fair value, including cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

(1)	Carrying value of loans is net of allowance.
(2)	Excludes $2,230 million of loans classified as FVTPL as at July 31, 2019 ($1,450 million as at October 31, 2018).
(3)	Excludes $16,005 million of structured note liabilities designated at fair value through profit or loss and accounted for at fair value ($14,186 million as at October 31, 2018).

Financial Instruments Designated at Fair Value

Most of our structured note liabilities included in deposits have been designated at fair value through profit or loss which aligns the accounting result with the way the portfolio is managed. The fair value and notional amount due at contractual maturity of these structured notes as at July 31, 2019 were $16,005 million and $15,933 million, respectively ($14,186 million and $15,088 million, respectively, as at October 31, 2018). The change in fair value of these structured notes was recorded as a decrease of $168 million and $1,010 million in non-interest revenue, trading revenue and an increase of $49 million and $35 million recorded in other comprehensive income related to changes in our credit spread, respectively, for the three and nine months ended July 31, 2019 (a decrease of $128 million and an increase of $340 million recorded in non-interest revenue, trading revenue, and an increase of $36 million and a decrease $6 million recorded in other comprehensive income related to changes in our own credit spread, respectively, for the three and nine months ended July 31, 2018). The impact of changes in our credit spread is measured based on movements in our credit spread quarter over quarter. The impact of economic hedges used to manage the exposure is recorded in non-interest revenue, trading revenue.

The cumulative change in fair value related to changes in our own credit spread that has been recognized since the notes were designated at fair value to July 31, 2019 was an unrealized loss of $296 million, of this an unrealized loss of $220 million was recorded in other comprehensive income, with an unrealized loss of $76 million recorded through the Consolidated Statement of Income prior to the adoption of IFRS 9 own credit provision in 2015.

We designate certain securities held by our insurance subsidiaries that support our insurance liabilities at fair value through profit or loss since the actuarial calculation of insurance liabilities is based on the fair value of the investments supporting them. This designation aligns the accounting result with the way the portfolio is managed on a fair value basis. The change in fair value of the assets is recorded in non-interest revenue, insurance revenue and the change in fair value of the liabilities is recorded in insurance claims, commissions and changes in policy benefit liabilities. The fair value of these investments as at July 31, 2019 of $10,718 million ($8,783 million as at October 31, 2018) is recorded in securities in our Consolidated Balance Sheet. The impact of recording these investments at fair value through profit or loss was an increase of $383 million and $976 million in non-interest revenue, insurance revenue, respectively, for the three and nine months ended July 31, 2019 (an increase of $49 million and a decrease of $85 million, respectively, for the three and nine months ended July 31, 2018).

We designate the obligation related to certain investment contracts in our insurance business at fair value through profit or loss, which eliminates a measurement inconsistency that would otherwise arise from measuring the investment contract liabilities and offsetting changes in the fair value of the investments supporting them on a different basis. The fair value of these investment contract liabilities as at July 31, 2019 of $1,011 million ($800 million as at October 31, 2018) is recorded in other liabilities in our Consolidated Balance Sheet. The change in fair value of these investment contract liabilities resulted in an increase of $41 million and an increase of $102 million in insurance claims, commissions, and changes in policy benefit liabilities, respectively, for the three and nine months ended July 31, 2019 (a decrease of $2 million and $15 million, respectively, for the three and nine months ended July 31, 2018). For the three and nine months ended July 31, 2019, a decrease of $7 million and $19 million, respectively, was recorded in other comprehensive income related to changes in our own credit spread (an increase of $3 million and $1 million, respectively, for the three and nine months ended July 31, 2018). Changes in the fair value of investments backing these investment contract liabilities are recorded in non-interest revenue, insurance revenue. The impact of changes in our credit spread is measured based on movements in our credit spread quarter over quarter.

Fair Value Hierarchy

We use a fair value hierarchy to categorize financial instruments according to the inputs we use in valuation techniques to measure fair value.

Valuation Techniques and Significant Inputs

We determine the fair value of publicly traded fixed maturity and equity securities using quoted prices in active markets (Level 1) when these are available. We exercise a degree of judgement in determining whether the market from which a quoted price has been obtained is active. When quoted prices in active markets are not available, we determine the fair value of financial instruments using models such as discounted cash flows with observable market data for inputs such as yield and prepayment rates or broker quotes and other third-party vendor quotes (Level 2). Fair value may also be determined using models where significant market inputs are not observable due to inactive markets or minimal market activity (Level 3). We maximize the use of market inputs to the extent possible.

Our Level 2 trading and FVTPL securities are primarily valued using discounted cash flow models with observable spreads or broker quotes. The fair value of Level 2 FVOCI securities is determined using discounted cash flow models with observable spreads or third-party vendor quotes. Level 2 structured note liabilities are valued using models with observable market information. Level 2 derivative assets and liabilities are valued using industry standard models and observable market information.

The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and internal models without observable market information as inputs (Level 3) in the valuation of securities, loans, fair value liabilities, derivative assets and derivative liabilities was as follows:

(Canadian $ in millions)				July 31, 2019
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	7,593	2,041	-	9,634
Canadian provincial and municipal governments	3,320	4,655	-	7,975
U.S. federal government	8,253	1,324	-	9,577
U.S. states, municipalities and agencies	18	439	-	457
Other governments	1,187	579	-	1,766
NHA MBS, U.S. agency MBS and CMO	31	9,494	246	9,771
Corporate debt	2,450	6,372	26	8,848
Loans	-	193	-	193
Corporate equity	46,684	1	-	46,685
	69,536	25,098	272	94,906
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	526	150	-	676
Canadian provincial and municipal governments	159	1,097	-	1,256
U.S. federal government	6	67	-	73
Other governments	-	49	-	49
NHA MBS, U.S. agency MBS and CMO	-	5	-	5
Corporate debt	80	7,892	-	7,972
Corporate equity	1,543	68	1,906	3,517
	2,314	9,328	1,906	13,548
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	9,707	1,337	-	11,044
Canadian provincial and municipal governments	4,376	2,771	-	7,147
U.S. federal government	15,564	1,952	-	17,516
U.S. states, municipalities and agencies	-	4,164	1	4,165
Other governments	2,837	4,228	-	7,065
NHA MBS, U.S. agency MBS and CMO	-	14,943	-	14,943
Corporate debt	2,260	3,215	-	5,475
Corporate equity	-	-	79	79
	34,744	32,610	80	67,434
Business and government Loans	-	66	2,164	2,230
Fair Value Liabilities
Securities sold but not yet purchased	18,237	8,966	172	27,375
Structured note liabilities and other note liabilities	-	16,005	-	16,005
Investment contract liabilities	-	1,011	-	1,011
	18,237	25,982	172	44,391
Derivative Assets
Interest rate contracts	13	9,594	-	9,607
Foreign exchange contracts	6	10,334	-	10,340
Commodity contracts	146	984	-	1,130
Equity contracts	214	857	-	1,071
Credit default swaps	-	52	-	52
	379	21,821	-	22,200
Derivative Liabilities
Interest rate contracts	8	7,161	-	7,169
Foreign exchange contracts	8	12,061	-	12,069
Commodity contracts	141	1,518	-	1,659
Equity contracts	129	2,482	-	2,611
Credit default swaps	-	104	1	105
	286	23,326	1	23,613

(Canadian $ in millions)				October 31, 2018
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	9,107	1,213	-	10,320
Canadian provincial and municipal governments	4,013	4,689	-	8,702
U.S. federal government	9,465	52	-	9,517
U.S. states, municipalities and agencies	78	1,138	-	1,216
Other governments	1,210	201	-	1,411
NHA MBS, U.S. agency MBS and CMO	60	8,869	255	9,184
Corporate debt	2,973	6,218	7	9,198
Loans	-	199	-	199
Corporate equity	49,946	4	-	49,950
	76,852	22,583	262	99,697
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	328	103	-	431
Canadian provincial and municipal governments	219	727	-	946
U.S. federal government	69	-	-	69
Other governments	-	-	-	-
NHA MBS, U.S. agency MBS and CMO	-	7	-	7
Corporate debt	178	6,643	-	6,821
Corporate equity	1,378	134	1,825	3,337
	2,172	7,614	1,825	11,611
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	11,978	827	-	12,805
Canadian provincial and municipal governments	3,315	3,547	-	6,862
U.S. federal government	16,823	-	-	16,823
U.S. states, municipalities and agencies	14	3,640	1	3,655
Other governments	3,143	1,647	-	4,790
NHA MBS, U.S. agency MBS and CMO	-	13,687	-	13,687
Corporate debt	1,959	1,797	-	3,756
Corporate equity	-	-	62	62
	37,232	25,145	63	62,440
Business and government Loans	-	-	1,450	1,450
Fair Value Liabilities
Securities sold but not yet purchased	26,336	2,468	-	28,804
Structured note liabilities and other note liabilities	-	14,186	-	14,186
Investment contract liabilities	-	800	-	800
	26,336	17,454	-	43,790
Derivative Assets
Interest rate contracts	18	8,959	-	8,977
Foreign exchange contracts	16	12,983	-	12,999
Commodity contracts	166	1,894	-	2,060
Equity contracts	286	1,872	-	2,158
Credit default swaps	-	10	-	10
	486	25,718	-	26,204
Derivative Liabilities
Interest rate contracts	14	8,620	-	8,634
Foreign exchange contracts	2	11,852	-	11,854
Commodity contracts	295	1,161	-	1,456
Equity contracts	246	2,183	1	2,430
Credit default swaps	-	36	1	37
	557	23,852	2	24,411

  Certain comparative figures have been reclassified to conform with the current period’s presentation.

Significant Transfers

Our policy is to record transfers of assets and liabilities between fair value hierarchy levels at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Transfers between the various fair value hierarchy levels reflect changes in the availability of quoted market prices or observable market inputs that result from changes in market conditions. The following is a discussion of the significant transfers between Level 1, Level 2 and Level 3 balances for the three and nine months ended July 31, 2019. In the nine months ended July 31, 2019, we refined our judgement of whether quoted prices for fixed income securities were obtained from markets that are active or not in the determination of whether a security should be Level 1 or Level 2, with the result that certain securities are shown as a transfer to Level 2.

During the three and nine months ended July 31, 2019, $1,734 million and $5,392 million, respectively, of trading securities, $218 million and $682 million, respectively, of FVTPL securities, $1,834 million and $9,723 million, respectively, of FVOCI securities, and $6,362 million and $9,905 million, respectively, of securities sold but not yet purchased were transferred from Level 1 to Level 2 due to our refined approach and reduced observability of the inputs used to value these securities. During the three and nine months ended July 31, 2019, $901 million and $4,260 million, respectively, of trading securities, $38 million and $390 million, respectively, of FVTPL securities, $2,335 million and $3,910 million, respectively, of FVOCI securities, and $98 million and $2,501 million, respectively, of securities sold but not yet purchased were transferred from Level 2 to Level 1 due to increased availability of quoted prices in active markets.

During the three and nine months ended July 31, 2019, $53 million and $98 million, respectively, of trading securities were transferred from Level 2 to Level 3 due to changes in the market observability of inputs used in pricing these securities, $6 million and $41 million, respectively, were transferred from Level 3 to Level 2 due to the availability of observable price inputs used to value these securities.

Changes in Level 3 Fair Value Measurements

The table below presents a reconciliation of all changes in Level 3 financial instruments during the three and nine months ended July 31, 2019, including realized and unrealized gains (losses) included in earnings and other comprehensive income.

		Change in fair value
(Canadian $ in millions) For the three months ended July 31, 2019	Balance April 30, 2019	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2019	Change in unrealized gains (losses) recorded in income for instruments still held
Trading Securities
NHA MBS and U.S. agency MBS and CMO	215	(15)	(3)	97	(96)	-	53	(5)	246	(6)
Corporate debt	7	-	-	26	(6)	-	-	(1)	26	-
Total trading securities	222	(15)	(3)	123	(102)	-	53	(6)	272	(6)
FVTPL Securities
Corporate equity	1,907	10	(21)	77	(66)	(1)	-	-	1,906	16
Total FVTPL securities	1,907	10	(21)	77	(66)	(1)	-	-	1,906	16
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	69	-	-	10	-	-	-	-	79	na
Total FVOCI securities	70	-	-	10	-	-	-	-	80	na
Business and government Loans	2,172	-	(31)	155	-	(132)	-	-	2,164	-
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	-	172	-	-	-	172	-
Total fair value liabilities	-	-	-	-	172	-	-	-	172	-
Derivative Liabilities
Equity contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-	1	-	1	-
Total derivative liabilities	-	-	-	-	-	-	1	-	1	-

(1)	Foreign exchange translation on financial instruments held by foreign subsidiaries is included in other comprehensive income, net foreign operations na – Not applicable

		Change in fair value
(Canadian $ in millions) For the nine months ended July 31, 2019	Balance October 31, 2018	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2019	Change in unrealized gains (losses) recorded in income for instruments still held
Trading Securities
NHA MBS and U.S. agency MBS and CMO	255	(22)	1	280	(326)	-	98	(40)	246	(13)
Corporate debt	7	-	-	32	(12)	-	-	(1)	26	-
Total trading securities	262	(22)	1	312	(338)	-	98	(41)	272	(13)
FVTPL Securities
Corporate equity	1,825	20	2	324	(264)	(1)	-	-	1,906	36
Total FVTPL	1,825	20	2	324	(264)	(1)	-	-	1,906	36
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	62	-	-	17	-	-	-	-	79	na
Total FVOCI securities	63	-	-	17	-	-	-	-	80	na
Business and government Loans	1,450	7	13	1,369	-	(675)	-	-	2,164	-
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	(7)	179	-	-	-	172	-
Total fair value liabilities	-	-	-	(7)	179	-	-	-	172	-
Derivative Liabilities
Equity contracts	1	-	-	-	-	-	-	(1)	-	-
Credit default swaps	1	-	-	-	-	-	1	(1)	1	-
Total derivative liabilities	2	-	-	-	-	-	1	(2)	1	-

(1)	Foreign exchange translation on financial instruments held by foreign subsidiaries is included in other comprehensive income, net foreign operations na – Not applicable